Convertible Senior Notes (Detail) $ / shares in Units, ¥ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 USD ($)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 8,782,848		¥ 18,039,125
Unamortized debt issuance costs							(99,698)		(255,033)
Gain on repurchase of debt instrument							1,318,594	$ 191,178,000
Long-Term Debt, Maturity, Year One							135,000
Long-term debt, Maturity, Year two and three							9,200,000
Long-term debt, Maturity, After year three							5,200,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair value							12,900,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							2,990,200		2,737,500								$ 500,000,000
Long-term debt interest rate					1.375%												1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost					¥ 3,356,100	$ 488,200,000
Long-term debt issuance cost					¥ 81,100												$ 11,800,000
Debt instrument repurchase face amount percentage					100.00%	100.00%
Interest expense debt							49,300	7,300,000		$ 7,600,000		$ 8,500,000
Unamortized debt issuance costs							33,400		39,800
Debt conversion, Original debt, Amount | $								14,000		70,600,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 5,195,600		5,100,600						$ 800,000,000
Long-term debt interest rate			1.25%				1.52%						1.52%		1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost			¥ 5,594,800	$ 786,100,000							¥ 5,594,800	786,100,000
Long-term debt issuance cost			¥ 98,600												$ 13,900,000
Debt instrument repurchase face amount percentage			100.00%	100.00%
Interest expense debt							¥ 79,300	11,800,000		11,900,000		$ 6,900,000
Notes payable							5,137,600						$ 737,700,000
Unamortized debt issuance costs							58,000		69,200
Debt conversion, Original debt, Amount | $										1,000
Debt instrument repurchased face amount							385,700						54,000,000
Repayments of notes payable							352,000	49,300,000
Gain on repurchase of debt instrument							29,300	4,100,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							5,792,600		10,201,100					$ 1,600,000,000
Long-term debt interest rate	0.50%													0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000	$ 1,576,600,000							10,100,000	1,576,600,000
Long-term debt issuance cost	¥ 149,600													$ 23,400,000
Debt instrument repurchase face amount percentage	100.00%	100.00%
Interest expense debt							73,400	11,000,000		$ 1,400,000
Unamortized debt issuance costs							66,300		¥ 146,000
Debt instrument repurchased face amount							5,200,000						$ 768,300,000
Repayments of notes payable							3,800,000	568,600,000
Gain on repurchase of debt instrument							¥ 1,289,500	$ 190,300,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																	$ 1,000
Convertible debt, conversion rate					40.404	40.404
Convertible debt, conversion price | $ / shares																		$ 24.75
Debt conversion, Converted instrument, Shares issued | shares							565	565	2,854,253	2,854,253
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $															$ 1,000
Convertible debt, conversion rate			24.5516	24.5516
Convertible debt, conversion price | $ / shares																$ 40.73
Debt conversion, Converted instrument, Shares issued | shares									24	24
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $														$ 1,000
Convertible debt, conversion rate	10.6419	10.6419
Convertible debt, conversion price | $ / shares														$ 93.97